Document And Entity Information - shares	9 Months Ended
	Sep. 30, 2015	Nov. 12, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	COPsync, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		4,211,151
Amendment Flag	false
Entity Central Index Key	0001383154
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3